INVENTORIES.	9 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
INVENTORIES.
3.	INVENTORIES.

Inventories consisted primarily of bulk ethanol, specialty alcohols, corn, co-products, low-carbon and Renewable Identification Number ("RIN") credits and unleaded fuel, and are valued at the lower-of-cost-or-net realizable value, with cost determined on a first-in, first-out basis. Inventory is net of a $0 and $2,328,000 valuation adjustment as of September 30, 2019 and December 31, 2018, respectively. Inventory balances consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Finished goods	$41,034	$35,778
Work in progress	8,207	6,855
Raw materials	7,236	7,233
Low-carbon and RIN credits	4,150	6,130
Other	1,882	1,824
Total	$62,509	$57,820